COMMON STOCK - Schedule of Assumptions Used to Valuing Stock Purchase Plan (Details) - Employee Stock Purchase Plan [Member] - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		6 months	6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		96.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		310.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%	0.00%
Weighted-average grant date fair value (in dollars per share)		$ 37
Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			51.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.06%
Weighted-average grant date fair value (in dollars per share)	$ 92
Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			57.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.23%
Weighted-average grant date fair value (in dollars per share)	$ 128